1296827

PROCESSED

JUL 12 2007

THOMSON FINANCIAL

SEC MAIL JUL 05 2007 WASH. D.C.

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
2005 Richemont Stock Option Plan

Filing Under (check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ■ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Compagnie Financière Richemont SA / Richemont SA*

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland	**+41 (0) 22 715 3500**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone N[redacted]

Brief Description of Business

Sales of luxury goods

07070235

Type of Business Organization
■ corporation ☐ limited partnership, already formed ☐ other (please specify)
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 8 8 ■ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

*** Richemont SA, a wholly owned subsidiary of Compagnie Financière Richemont SA, was incorporated in March 1979. Its registered address is 35 boulevard Prince Henri L 1724 Luxembourg. Compagnie Financière Richemont SA and Richemont SA are joint issuers of the options and the "A" Units deliverable upon exercise of the Options. Each "A" Unit is an indivisible unit consisting of one "A" bearer share with par value of SFr 1 issued by Compagnie Financière Richemont SA and one participation certificate with no par value issued by Richemont SA.**

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et. seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N. W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote of disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Rupert, Johann * #

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Aeschimann, Jean-Paul **

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Platt, Norbert *

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lepeu, Richard*

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Cologni, Franco**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lord Douro**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* A director and executive officer of both Compagnie Financière Richemont SA and Richemont SA
** A director of Compagnie Financière Richemont SA
*** A director and executive officer of Compagnie Financière Richemont SA
\# A managing partner of Compagnie Financière Rupert

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote of disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Istel, Yves-Andrè**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Magnoni, Ruggero ##**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Murray, Simon**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellvue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Perrin, Alain Dominique***

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Quasha, Alan **

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellvue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lord Renwick**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellvue - Geneva, Switzerland

** A director of Compagnie Financière Richemont SA
*** A director and executive officer of Compagnie Financière Richemont SA
A general partner of Compagnie Financière Rupert

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Rupert, Jan * ##

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Schrempp, Jürgen ##**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

* A director and executive officer of both Compagnie Financière Richemont SA and Richemont SA

** A director of Compagnie Financière Richemont SA

A general partner of Compagnie Financière Rupert

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote of disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Wikstrom, Martha S.**

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Beyers, Piet****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bodino, Giampiero****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Boxford, Pilar****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

** A director of Compagnie Financière Richemont SA

**** A director and executive officer of Richemont SA

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote of disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Fornas, Bernard****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Grieve, Alan*****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kaufmann, Albert*****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lindeman, Thomas****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Michotte, Eloy*****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

**** A director and executive officer of Richemont SA
***** A director and executive officer of Richemont SA and an executive officer of Compagnie Financière Richemont SA

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote of disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mostert, Frederick****

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 35 Boulevard Prince Henri, L-1724 Luxembourg

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Compagnie Financière Rupert

Business or Residence Address (Number and Street, City, State, Zip Code)

50, chemin de la Chênaie, CH-1293 Bellevue - Geneva, Switzerland

**** A director and executive officer of Richmont SA

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☐	■

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity (77,000 "A" Units (a))	$ 4,673,374 (b)	$ 0
☐ Common ☐ Preferred		
a) Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Options to purchase 77,000 "A" Units pursuant to the Richemont 2005 Stock Option Plan.)	$ 0 (c)	$ 0
Total	$4,673,374(b)(c)	$ 0

(a) Each "A" Unit consists of one "A" bearer share with par value of SFr 1 issued by Compagnie Financière Richemont SA indivisibly twinned with one participation certificate with no par value issued by Richemont SA.
(b) Represents the aggregate price at which "A" Units may be purchased upon exercise of options granted to US employees under the 2005 Richemont Stock Option Plan. The exercise price for the options is denominated in Swiss Francs. The Dollar amount is calculated based on the exchange rate on June 20, 2007 of 1.23737 Swiss Francs for one Dollar.
(c) No separate cash consideration is being paid in connection with the grants of the options.

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	22	$ 4,673,374 *
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

*** See Notes (b) and (c) under Part C -Question 1**

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securites in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ *
Printing and Engraving Costs	☐	$ *
Legal Fees	☐	$ *
Accounting Fees	☐	$ *
Engineering Fees	☐	$ *
Sales Commissions (specify finders' fees separately)	☐	$ *
Other Expenses (identify)	☐	$ *
Total	☐	$ *

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ *

*** The forgoing is deemed to be inapplicable in that the offering is compensatory and pursuant to an employee benefit plan and not for the purpose of capital raising.**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $ *	☐ $ *
Purchase of Real Estate	☐ $ *	☐ $ *
Purchase, rental or leasing and installation of machinery and equipment	☐ $ *	☐ $ *
Construction or leasing of plant buildings and facilities	☐ $ *	☐ $ *
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ *	☐ $ *
Repayment of indebtedness	☐ $ *	☐ $ *
Working capital	☐ $ *	☐ $ *
Other (specify):	☐ $ *	☐ $ *
Column Totals	☐ $ *	☐ $ *
Total Payments Listed (column totals added)	☐ $ *	

*** The forgoing is deemed to be inapplicable in that the offering is compensatory and pursuant to an employee benefit plan and not for the purpose of capital raising.**

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) **Compagnie Financière Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) **Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) **Albert Kaufmann**	Title of Signer (Print or Type) **Legal Counsel**	Signature

ATTENTION

Intentional misstatements of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)		Date
Compagnie Financière Richemont SA		28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type)		Date
Richemont SA		28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) **Albert Kaufmann**	Title of Signer (Print or Type) **Legal Counsel**	Signature

ATTENTION

Intentional misstatements of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) **Compagnie Financière Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) **Richemont SA**		Date 28/6/07.
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) **Albert Kaufmann**	Title of Signer (Print or Type) **Legal Counsel**	Signature

ATTENTION

Intentional misstatements of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) **Compagnie Financière Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) **Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) **Albert Kaufmann**	Title of Signer (Print or Type) **Legal Counsel**	Signature

ATTENTION

Intentional misstatements of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) **Compagnie Financière Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) **Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) **Albert Kaufmann**	Title of Signer (Print or Type) **Legal Counsel**	Signature

ATTENTION

Intentional misstatements of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) **Compagnie Financière Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) **Alan Grieve**	Title of Signer (Print or Type) **Director of Corporate Affairs**	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) **Richemont SA**		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) **Albert Kaufmann**	Title of Signer (Print or Type) **Legal Counsel**	Signature

ATTENTION

Intentional misstatements of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any such party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 2 39.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)		Date
Compagnie Financière Richemont SA		28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type)		Date
Richemont SA		28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Title of Signer (Print or Type) Legal Counsel	Signature

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

E. STATE SIGNATURE

1. Is any such party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 2 39.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)		Date
Compagnie Financière Richemont SA		28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type)		Date
Richemont SA		28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Title of Signer (Print or Type) Legal Counsel	Signature

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

E. STATE SIGNATURE

1. Is any such party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 2 39.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type) Compagnie Financière Richemont SA		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) Richemont SA		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Title of Signer (Print or Type) Legal Counsel	Signature

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

E. STATE SIGNATURE

1. Is any such party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 2 39.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type) Compagnie Financière Richemont SA		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) Richemont SA		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Title of Signer (Print or Type) Legal Counsel	Signature

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

E. STATE SIGNATURE

1. Is any such party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 2 39.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type) Compagnie Financière Richemont SA		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type) Richemont SA		Date 28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Title of Signer (Print or Type) Legal Counsel	Signature

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

E. STATE SIGNATURE

1. Is any such party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ■

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 2 39.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)		Date
Compagnie Financière Richemont SA		28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Name of Signer (Print or Type) Legal Counsel	Signature

Issuer (Print or Type)		Date
Richemont SA		28/6/07
Name of Signer (Print or Type) Alan Grieve	Title of Signer (Print or Type) Director of Corporate Affairs	Signature
Name of Signer (Print or Type) Albert Kaufmann	Title of Signer (Print or Type) Legal Counsel	Signature

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount (1)	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	2,000 "A" Units underlying options granted pursuant to the Richemont 2005 Stock Option Plan *.	1	$121,386	0	0		X
CO									
CT		X	17,000 "A" Units underlying options granted pursuant to the Richemont 2005 Stock Option Plan *.	3	$1,031,784	0	0		X
DE									
DC									
FL		X	5,000 "A" Units underlying options granted pursuant to the Richemont 2005 Stock Option Plan *.	2	$303,466	0	0		X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									

APPENDIX

1	2		3	4				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C-Item 2)					
State	Yes	No		Number of Accredited Investors	Amount (1)	Number of Non-Accredited Investors	Amount	Yes	No
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ		X	14,500 "A" Units underlying options granted pursuant to the Richemont 2005 Stock Option Plan *.	4	$880,051	0	0		X
NM									
NY		X	38,500 "A" Units underlying options granted pursuant to the Richemont 2005 Stock Option Plan *.	12	$2,336,687	0	0		X
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount (1)	Number of Non-Accredited Investors	Amount	Yes	No
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

*** Represents the aggregate price at which "A" Units may be purchased upon exercise of options granted to US employees under the 2005 Richemont Stock Option Plan. The exercise price for the options is denominated in Swiss Francs. The dollar amount is calculated based on the exchange rate on June 20, 2007 of 1.23737 Swiss Francs for one Dollar. No separate cash consideration is being paid in connection with the grants of the options.**

END